Leases - Weighted-average Lease Terms and Discount Rates (Details)	Dec. 31, 2022	Dec. 31, 2021
Leases
Weighted-average remaining lease term - finance leases	3 years 8 months 12 days	4 years 1 month 6 days
Weighted-average discount rate - finance leases	3.57%	0.88%
Weighted-average remaining lease term - operating leases	4 years 6 months	4 years 6 months
Weighted-average discount rate - operating leases	3.77%	3.01%